Insurance technical provisions and pension plans (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current and long-term liabilities
Mathematical reserve for unvested benefits		R$ 219,103,651	R$ 208,870,366
Mathematical reserve for vested benefits		8,833,164	9,633,439
Liquid outstanding claims for reinsurance		4,332,935	4,190,074
Unearned premium reserve		4,930,990	4,636,085
Estimate of claims on the reporting date (2018)		5,818,525	5,879,921
Reserve for financial surplus		549,135	514,199
The claims table does not include the products		8,009,887	5,365,506
Total	[1]	251,578,287	239,089,590
Insurance
Current and long-term liabilities
Mathematical reserve for unvested benefits	[2]	1,218,860	1,051,507
Mathematical reserve for vested benefits	[2]	343,852	265,727
Liquid outstanding claims for reinsurance	[2]	3,401,781	3,159,967
Unearned premium reserve	[2]	4,283,281	4,068,716
Estimate of claims on the reporting date (2018)	[2]	4,472,929	4,291,432
Reserve for financial surplus	[2]	0	0
The claims table does not include the products	[2]	2,186,799	1,996,206
Total	[2]	15,907,502	14,833,555
Life and Pension
Current and long-term liabilities
Mathematical reserve for unvested benefits	[3],[4]	217,884,791	207,818,859
Mathematical reserve for vested benefits	[3],[4]	8,489,312	9,367,712
Liquid outstanding claims for reinsurance	[3],[4]	931,154	1,030,107
Unearned premium reserve	[3],[4]	647,709	567,369
Estimate of claims on the reporting date (2018)	[3],[4]	1,345,596	1,588,489
Reserve for financial surplus	[3],[4]	549,135	514,199
The claims table does not include the products	[3],[4]	5,823,088	3,369,300
Total	[3],[4],[5]	R$ 235,670,785	R$ 224,256,035

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[2]	'Other technical provisions' - Insurance includes the Provision for Insufficient Premiums (PIP) of R$ 2,133,130 thousand and the Reserve for Related Expenses of R$ 37,577 thousand;
[3]	Includes the unearned Premium Reserve of risks covered not yet issued (PPNG-RVNE) in the amount of R$ 158,535 thousand.
[4]	The 'Other technical provisions' line of Life and Pension Plan includes 'Provision for redemptions and other amounts to be settled' in the amount of R$2,248,238 thousand, 'Provision for related expenses' in the amount of R$520,613 thousand, 'Complementary Reserve for Coverage (PCC)' in the amount of R$1,010,035 thousand and' Other technical provisions', which includes the transfer of R$2,007,136 thousand of the mathematical provisions of benefits to be granted and benefits granted, subject to authorization by SUSEP;
[5]	Includes personal and pension insurance operations.